2. Investment securities, Continuous Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	$ 129,742	$ 62,053
Less than 12 Months, Unrealized Losses	5,639	656
12 Months or More, Fair Value	12,463	12,913
12 Months or More, Unrealized Losses	356	138
Total, Fair Value	142,205	74,966
Total, Unrealized Losses	5,995	794
Mortgage-backed securities
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	40,857	48,126
Less than 12 Months, Unrealized Losses	691	468
12 Months or More, Fair Value	10,128	12,913
12 Months or More, Unrealized Losses	78	138
Total, Fair Value	50,985	61,039
Total, Unrealized Losses	769	606
U.S. Government sponsored enterprises
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	9,714	3,402
Less than 12 Months, Unrealized Losses	69	80
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	9,714	3,402
Total, Unrealized Losses	69	80
State and political subdivisions
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	77,187	9,490
Less than 12 Months, Unrealized Losses	4,863	104
12 Months or More, Fair Value	1,824	0
12 Months or More, Unrealized Losses	224	0
Total, Fair Value	79,011	9,490
Total, Unrealized Losses	5,087	104
Corporate bonds
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	1,984	1,035
Less than 12 Months, Unrealized Losses	16	4
12 Months or More, Fair Value	511	0
12 Months or More, Unrealized Losses	54	0
Total, Fair Value	2,495	1,035
Total, Unrealized Losses	$ 70	$ 4